FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Change in Fair Value Associated with Equity and Commodity Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)	$ (109,536)	$ (18,074)	$ (59,750)
Total Unrealized Gain/(Loss)	(109,536)	(18,074)	(59,750)
Equity Swaps
Derivative Financial Instruments
Equity Swaps, Gain/(Loss)	1,870	(964)	(234)
Commodity Contracts
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	(111,406)	(17,110)	(59,516)
Commodity Contracts | Oil
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	(111,655)	(19,891)	(51,479)
Commodity Contracts | Gas
Derivative Financial Instruments
Commodity Contracts, Gain/(Loss)	$ 249	$ 2,781	$ (8,037)